OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 3,744,669	$ 3,475,685
Salary payables	948,829	473,086
Interest payable	33,011
Other miscellaneous payables	54,456	79,112
Total other payables and accrued liabilities	$ 4,780,965	$ 4,027,883